Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Summary of balance sheet information related to cash, cash equivalents and restricted cash (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Balance Sheet Information Related To Cash, Cash Equivalents And Restricted Cash [Line item]
Cash and cash equivalents	$ 71,212	$ 76,729
Restricted cash	31,313	1,733
Total cash, cash equivalents and restricted cash	$ 102,525	$ 78,462	$ 44,456	$ 47,778